Exceptional items and remeasurements (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021		Mar. 31, 2020
Included within operating profit
Release of St William Homes LLP deferred income	£ 18,449	£ 13,665	[1]	£ 13,360	[2]
Operating profit	4,371	2,401	[1]	2,279	[3]
Included within finance income and costs
Finance income and costs	(1,022)	(795)		(966)
Included within share of post-tax results of joint ventures and associates
Profit/(loss) before tax	3,441	1,664	[1]	1,400	[2]
Included within tax
Tax on exceptional items and remeasurements	(1,258)	(360)	[1]	(370)	[2]
Analysis of total exceptional items and remeasurements after tax
Profit after tax from continuing operations	2,183	1,304	[4]	1,030	[2]
St William Homes LLP
Included within operating profit
Net gain on disposal of St William Homes LLP	228	0		0
Exceptional items and remeasurements
Included within operating profit
Operating profit	558	(26)		(525)
Included within share of post-tax results of joint ventures and associates
Profit/(loss) before tax	561	36		(563)
Included within tax
Tax on exceptional items and remeasurements	(589)	(26)		(8)
Analysis of total exceptional items and remeasurements after tax
Profit after tax from continuing operations	(28)	10		(571)
Exceptional items
Included within operating profit
New operating model implementation costs and cost efficiency programme	(66)	(50)		0
Transaction and separation costs	(223)	(24)		0
Environmental insurance recovery	38	0		0
Changes in environmental provisions	0	14		(400)
Operating profit	166	(60)		(400)
Included within tax
Tax on exceptional items and remeasurements	(28)	8		103
Analysis of total exceptional items and remeasurements after tax
Profit after tax from continuing operations	(320)	(52)		(445)
Exceptional items | UK
Included within tax
Deferred tax charge arising as a result of UK tax rate change	(458)	0		(148)
Exceptional items | St William Homes LLP
Included within operating profit
Release of St William Homes LLP deferred income	189	0		0
Net gain on disposal of St William Homes LLP	228	0		0
Remeasurements
Included within finance income and costs
Net gains/(losses) on financing derivatives	74	47		(21)
Net (losses)/gains on financial assets at fair value through profit and loss	(15)	23		(16)
Finance income and costs	59	70		(37)
Included within share of post-tax results of joint ventures and associates
Remeasurements – net losses on financial instruments	(56)	(8)		(1)
Included within tax
Tax on exceptional items and remeasurements	(103)	(34)		37
Analysis of total exceptional items and remeasurements after tax
Profit after tax from continuing operations	292	62		(126)
Remeasurements | Commodity contract derivatives
Included within operating profit
Operating profit	£ 392	£ 34		£ (125)

[1]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
[2]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
[3]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
[4]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.